Share capital and additional paid-in capital (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Nov. 14, 2022	Nov. 04, 2022	Sep. 20, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Weight average share price				$ 3.03
Other liabilities				$ 601,715	$ 3,327,672
Additional paid-in capital					636,826
Royalties consideration amount					804,152
Common shares repurchase for cancellation				92,200
Capital shares allocated				$ 212,132	25
Total gross proceeds				0	13,354,501
Other income (expenses)				$ 1,951,316	$ 520,467
Expected dividend yield				1.72%	0.00%
Expected volatility				37.00%	51.00%
Risk-free interest rate				4.07%	0.91%
Expected life				10 months 2 days	1 year 10 months 2 days
Common shares Issued for the purchase of the Breakwater royalty portfolio					252,878
Accumuleted deficit				$ 242,082
Total dividends paid				$ 445,940	$ 0
Board of Directors Member
Statement [Line Items]
Dividend	$ 0.01		$ 0.01
Total dividends paid		$ 445,940
Warrant [Member]
Statement [Line Items]
Period of warrants					3 years
Shares price					$ 4.50
Fair value of the warrants					$ 1,372,247
Stock price					$ 2.62
Expected dividend yield					0.00%
Expected volatility				46.00%	58.00%
Risk-free interest rate				2.53%	0.46%
Expected life					3 years
April 27 2022
Statement [Line Items]
Common shares Issued for the purchase of the Limpopo royalties				409,500
Royalties consideration amount				$ 1,139,628
May 26 2022
Statement [Line Items]
Royalties consideration amount				$ 10,470,905
Common shares Issued for the purchase of the Wonmunna royalty				4,350,000
June 9 2022
Statement [Line Items]
Royalties consideration amount				$ 45,167
Common shares Issued for the purchase of the Wonmunna royalty				17,959
September 7 2022
Statement [Line Items]
Royalties consideration amount				$ 387,816
Common shares Issued for the purchase of the Wonmunna royalty				173,058
November 21 2022
Statement [Line Items]
Royalties consideration amount				$ 412,874
Common shares Issued for the purchase of the Wonmunna royalty				164,319
November 15 2022
Statement [Line Items]
Common shares repurchase for cancellation				2,229,697
March 21 2021
Statement [Line Items]
Other liabilities					$ 1,372,247
Additional paid-in capital					$ 11,981,692
Shares price					$ 3.00
Capital shares allocated					$ 562
Shares purchased					5,615,766
Total gross proceeds					$ 16,847,298
Percentage of Commission					6.00%
Other income (expenses)					$ 111,715
November 18 2021
Statement [Line Items]
Additional paid-in capital					$ 690,980
Common shares repurchase for cancellation					735,200
Capital shares allocated					$ 227,644
Shares price					$ 2.95
Common shares Issued for the purchase					1,968,056
Accumuleted deficit					$ 857,491